Debt - Senior Notes (Details)	12 Months Ended
Dec. 31, 2016 Rate
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Fixed Charge Coverage Ratio Period	12 months
Debt Instrument, Fixed Charge, Coverage Ratio	1.25
Debt Instrument, Redemption Price, Percentage	100.00%
Senior Notes - Excluding 2026 Senior Notes and 2027 Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make Whole Price	3 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount	3 months
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make Whole Price	6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount	6 months
Debt Instrument Registration Period	360 days
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make Whole Price	6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount	6 months
Debt Instrument Registration Period	360 days